Long-Term Debt (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Banks, insurance companies and other financial institutions without collateral
Debt Instrument [Line Items]
Long-term debt, weighted-average rate	3.90%	3.90%
Banks, insurance companies and other financial institutions without collateral | Minimum
Debt Instrument [Line Items]
Long-term debt, maturity year	2012	2012
Banks, insurance companies and other financial institutions without collateral | Maximum
Debt Instrument [Line Items]
Long-term debt, maturity year	2017	2017
Euro Medium-Term Notes
Debt Instrument [Line Items]
Long-term debt, weighted-average rate	1.70%	1.70%
Euro Medium-Term Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, maturity year	2012	2012
Euro Medium-Term Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, maturity year	2016	2016
1.66% Unsecured Bonds due 2012
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.66%	1.66%
Long-term debt, maturity year	2012	2012
0.85% Unsecured Bonds due 2012
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	0.85%	0.85%
Long-term debt, maturity year	2012	2012
1.53% Unsecured Bonds due 2013
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.53%	1.53%
Long-term debt, maturity year	2013	2013
1.19% Unsecured Bonds due 2014
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.19%	1.19%
Long-term debt, maturity year	2014	2014
0.58% Unsecured Bonds due 2016
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	0.58%	0.58%
Long-term debt, maturity year	2016	2016